TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Civil and Labor Contingencies (Details) R$ in Thousands	Oct. 08, 2019 item	Aug. 01, 2013 BRL (R$)	Sep. 23, 2005 BRL (R$) item	Dec. 31, 2022 BRL (R$)
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Number of lawsuits that challenged the investigation | item	2
Civil contingencies | Antitrust Legislation
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Number of civil construction unions | item			2
Fine for existence of cartel on gross revenues (in percentage)			7.00%
Fine for existence of cartel			R$ 245,070
Fine for existence of cartel updated by judicial accounting		R$ 417,820
Civil contingencies | Other Demands Of a Civil Nature
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities				R$ 552,515
Labor Contingencies
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Estimated financial effect of contingent liabilities				R$ 820,032